Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 9,412	$ 13,023	$ 18,358
Other current liabilities:
Employees and social debts	3,091	3,720	3,283
Others	1,563	1,418	1,132
Total other current liabilities	4,654	5,138	4,415
Deferred revenue	$ 973	$ 740	$ 335